Employee benefits	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Employee Benefits

Note 36 – Employee benefits

Pension and benefit restoration plans

Certain employees of BPPR are covered by non-contributory defined benefit pension plans. Pension benefits are based on age, years of credited service, and final average compensation.

BPPR’s non-contributory, defined benefit retirement plan are currently closed to new hires and the accrual of benefits are frozen to all participants. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and PR Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and PR Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.

The Corporation’s funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation’s pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with the bank’s contributions to the fund, will maintain the fund’s ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.’s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies’ obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans’ investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans’ investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The plans’ target allocation based on market value for years 2015 and 2014, by asset category, is summarized in the table below.

	Minimum allotment	Maximum allotment
Equity	-%	70%
Debt securities	-%	100%
Cash and cash equivalents	-%	100%

The following table presents the composition of the assets of the pension and benefit restoration plans.

(In thousands)	2015	2014
Obligations of the U.S. Government and its agencies	$165,960	$210,549
Corporate bonds and debentures	79,175	50,708
Equity securities	218,894	241,458
Index fund - equity	32,540	27,888
Foreign commingled trust fund	79,046	89,664
Foreign index fund	26,835	29,643
Commodity fund	10,016	13,480
Mortgage-backed securities	16,315	12,913
Private equity investments	400	546
Cash and cash equivalents	13,540	18,834
Accrued investment income	1,693	1,557
Total assets	$644,414	$697,240

The following table sets forth by level, within the fair value hierarchy, the plans’ assets at fair value at December 31, 2015 and 2014.

	2015				2014
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$165,960	$-	$165,960	$-	$210,549	$-	$210,549
Corporate bonds and debentures	-	79,175	-	79,175	-	50,708	-	50,708
Equity securities	218,894	-	-	218,894	241,458	-	-	241,458
Index fund - equity	32,540	-	-	32,540	27,888	-	-	27,888
Foreign commingled trust fund	-	79,046	-	79,046	-	89,664	-	89,664
Foreign index fund	-	26,835	-	26,835	-	29,643	-	29,643
Commodity fund	-	10,016	-	10,016	-	13,480	-	13,480
Mortgage-backed securities	-	16,315	-	16,315	-	12,913	-	12,913
Private equity investments	-	-	400	400	-	-	546	546
Cash and cash equivalents	13,540	-	-	13,540	18,834	-	-	18,834
Accrued investment income	-	-	1,693	1,693	-	-	1,557	1,557
Total assets	$264,974	$377,347	$2,093	$644,414	$288,180	$406,957	$2,103	$697,240

The closing prices reported in the active markets in which the securities are traded are used to value the investments.

Following is a description of the valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2.
  Equity securities - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Equity index funds - Equity with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Foreign commingled trust fund- are collective investment funds that are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Index funds – Fixed income, foreign equity, foreign index and commodity funds are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Mortgage-backed securities - Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net asset value (NAV) which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand or due to their short-term maturity.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the change in Level 3 assets measured at fair value.

(In thousands)	2015	2014
Balance at beginning of year	$2,103	$2,562
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	-	(459)
Purchases, sales, issuance, settlements, paydowns and maturities (net)	(10)	-
Balance at end of year	$2,093	$2,103

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2015 and 2014. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2015 and 2014.

Information on the shares of common stock held by the pension and restoration plans is provided in the table that follows.

	2015	2014
Shares of Popular, Inc. common stock	275,996	274,572
Fair value of shares of Popular, Inc. common stock	$7,821,713	$9,349,177
Dividends paid on shares of Popular, Inc. common stock held by the plan	$41,399	$-

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2015 and 2014.

	Pension plan		Benefit restoration plans
(In thousands)	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$777,815	$653,396	$42,664	$36,096
Interest cost	29,613	29,844	1,630	1,659
Actuarial (gain) loss	(34,538)	131,610	(1,738)	6,238
Benefits paid	(36,750)	(37,035)	(1,783)	(1,329)
Benefit obligation at end of year	$736,140	$777,815	$40,773	$42,664
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$662,765	$671,299	$34,475	$34,183
Actual return on plan assets	(13,732)	28,501	(734)	1,570
Employer contributions	-	-	173	51
Benefits paid	(36,750)	(37,035)	(1,783)	(1,329)
Fair value of plan assets at end of year	$612,283	$662,765	$32,131	$34,475
Amounts recognized in accumulated other comprehensive loss:
Net loss	$294,792	$289,233	$13,699	$13,588
Accumulated other comprehensive loss (AOCL)	$294,792	$289,233	$13,699	$13,588
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$(115,050)	$17,903	$(8,189)	$(1,912)
Amount recognized in AOCL at beginning of year, pre-tax	289,233	147,677	13,588	6,928
Amount prepaid at beginning of year	174,183	165,580	5,399	5,016
Net periodic benefit income (cost)	(3,248)	8,603	(515)	332
Contributions	-	-	173	51
Amount prepaid at end of year	170,935	174,183	5,057	5,399
Amount recognized in AOCL	(294,792)	(289,233)	(13,699)	(13,588)
Net (liabilities) assets at end of year	$(123,857)	$(115,050)	$(8,642)	$(8,189)

The table below presents a breakdown of the plans’ assets and liabilities at December 31, 2015 and 2014.

	Pension plan		Benefit restoration plans
(In thousands)	2015	2014	2015	2014
Current liabilities	$-	$-	$173	$173
Non-current liabilities	123,857	115,050	8,469	8,016

The following table presents the funded status of the plans at December 31, 2015 and 2014.

	Pension Plan		Benefit Restoration Plan
(In thousands)	2015	2014	2015	2014
Benefit obligation at end of year	$(736,140)	$(777,815)	$(40,773)	$(42,664)
Fair value of plan assets at end of year	612,283	662,765	32,131	34,475
Funded status at year end	$(123,857)	$(115,050)	$(8,642)	$(8,189)

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2015 and 2014.

(In thousands)	Pension plan		Benefit restoration plans
	2015	2014	2015	2014
Accumulated other comprehensive loss at beginning of year	$289,233	$147,677	$13,588	$6,928
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(17,860)	(8,074)	(1,244)	(431)
Occurring during the year:
Net actuarial (gains) losses	23,419	149,630	1,355	7,091
Total (decrease) increase in AOCL	5,559	141,556	111	6,660
Accumulated other comprehensive loss at end of year	$294,792	$289,233	$13,699	$13,588

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2016.

(In thousands)	Pension plan	Benefit restoration plans
Net actuarial loss	$19,520	$1,327

The following table presents information for plans with a projected benefit obligation in excess of plan assets for the years ended December 31, 2015 and 2014.

	Pension plan		Benefit restoration plans
(In thousands)	2015	2014	2015	2014
Projected benefit obligation	$736,140	$777,815	$40,773	$42,664
Accumulated benefit obligation	736,140	777,815	40,773	42,664
Fair value of plan assets	612,283	662,765	32,131	34,475

Effective December 31, 2015 the Corporation changed its estimate of the service and interest cost components of net periodic benefit cost for its pension and postretirement benefits plans. Previously, the Corporation estimated the service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation. The new estimate utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows. The new estimate provides a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows and their corresponding spot rates. The change does not affect the measurement of the Corporation’s pension and postretirement benefit obligations and it is accounted for as a change in accounting estimate, which is applied prospectively. For year 2016, the change in estimate is expected to reduce the pension and postretirement net periodic benefit plan cost by approximately $6.9 million.

To determine benefit obligation at year end, the Corporation used a weighted average of annual spot rates applied to future expected cash flows for year ended December 31, 2015 and a single discount rate applied to all future expected cash flows for year ended December 31, 2014.

The following table presents weighted - average actuarial assumptions used to determine the benefit obligations at December 31, 2015 and 2014:

	Pension plan		Tax qualified restoration plans		Benefit restoration plans
	2015	2014	2015	2014	2015	2014
Discount rate	4.27%	3.90%	4.23%	3.90%	4.20%	3.90%

The following table presents the actuarial assumptions used to determine the components of net periodic benefit cost for the years ended December 31, 2015, 2014 and 2013.

	Pension plan			Benefit restoration plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.90%	4.70%	3.80%	3.90%	4.70%	3.80%
Expected return on plan assets	7.00%	7.25%	7.25%	7.00%	7.25%	7.25%

The following table presents the components of net periodic benefit cost for the years ended December 31, 2015 and 2014.

	Pension plan			Benefit restoration plans
(In thousands)	2015	2014	2013	2015	2014	2013
Interest cost	$29,613	$29,844	$27,863	$1,630	$1,659	$1,493
Expected return on plan assets	(44,225)	(46,521)	(43,216)	(2,359)	(2,422)	(2,167)
Recognized net actuarial loss	17,860	8,074	21,452	1,244	431	1,330
Net periodic benefit (credit) cost	$3,248	$(8,603)	$6,099	$515	$(332)	$656

The Corporation expects to pay the following contributions to the benefit plans during the year ended December 31, 2016.

(In thousands)	2016
Pension plan	$-
Benefit restoration plans	$173

Benefit payments projected to be made from the pension and benefit restoration plans during the next ten years are presented in the table below.

(In thousands)	Pension plan	Benefit restoration plans
2016	$37,797	$1,838
2017	38,467	2,014
2018	39,114	2,131
2019	39,803	2,309
2020	40,410	2,357
2021 - 2025	208,919	12,350

Postretirement health care benefits

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR.

The following table presents the status of the Corporation’s unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements at December 31, 2015 and 2014.

(In thousands)	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of the year	$161,818	$145,732
Service cost	1,470	1,457
Interest cost	6,356	6,846
Benefits paid	(5,360)	(5,688)
Actuarial loss	1,715	$13,471
Benefit obligation end of year	$165,999	161,818
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(11,070)	$(14,870)
Net loss	26,536	25,817
Accumulated other comprehensive loss	$15,466	$10,947
Reconciliation of net liability:
Net liability at beginning of year	$(161,818)	$(145,732)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	10,947	(6,324)
Amount accrued at beginning of year	(150,871)	(152,056)
Net periodic benefit cost	(5,022)	(4,503)
Contributions	5,360	5,688
Amount accrued at end of year	(150,533)	(150,871)
Amount recognized in accumulated other comprehensive loss	(15,466)	(10,947)
Net liability at end of year	$(165,999)	$(161,818)

The table below presents a breakdown of the liability associated with the postretirement health care benefit plan.

(In thousands)	2015	2014
Current liabilities	$6,417	$5,820
Non-current liabilities	159,582	155,998

The following table presents the funded status of the postretirement health care benefit plan at year end December 31, 2015 and 2014.

(In thousands)	2015	2014
Benefit obligation at end of year	$(165,999)	$(161,818)
Fair value of plan assets at end of year	-	-
Funded status at year end	(165,999)	(161,818)

The following table presents the changes in accumulated other comprehensive loss (income), pre-tax, for the postretirement health care benefit plan.

(In thousands)	2015	2014
Accumulated other comprehensive (income) loss at beginning of year	$10,947	$(6,324)
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	3,800	3,800
Amortization of actuarial losses	(996)	-
Occurring during the year:
Net actuarial (gains) losses	1,715	13,471
Total increase (decrease) in accumulated other comprehensive loss	4,519	17,271
Accumulated other comprehensive (income) loss at end of year	$15,466	$10,947

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost for the postretirement health care benefit plan during the year ended December 31, 2016.

(In thousands)	2016
Net prior service credit	$(3,800)
Net actuarial loss	$1,099

The following table presents the components of net periodic postretirement health care benefit cost.

(In thousands)	2015	2014	2013
Service cost	$1,470	$1,457	$2,257
Interest cost	6,356	6,846	6,848
Amortization of prior service credit	(3,800)	(3,800)	-
Recognized net actuarial loss (gain)	996	-	1,892
Net periodic benefit cost	$5,022	$4,503	$10,997

To determine benefit obligation at year end, the Corporation used a weighted average of annual spot rates applied to future expected cash flows for year ended December 31, 2015 and a single discount rate applied to all future expected cash flows for year ended December 31, 2014.

The following tables present the discount rate and assumed health care cost trend rates used to determine the benefit obligation and the net periodic benefit cost for the postretirement health care benefit plan.

To determine benefit obligation at year ended December 31:	2015	2014
Discount rate	4.37%	4.00%
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019

To determine net periodic benefit cost for the year ended December 31:	2015	2014	2013
Discount rate	4.00%	4.80%	3.80%
Initial health care cost trend rate	7.00%	7.50%	6.50%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2016

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	December 31, 2015
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components for the year ended	$369	$(474)
Effect on accumulated postretirement benefit obligation at year end	$5,307	$(5,760)

The following table presents information for the postretirement health care benefit plan with an accumulated post retirement benefit obligation in excess of plan assets.

(In thousands)	2015	2014
Projected benefit obligation	$165,999	$161,818
Accumulated benefit obligation	165,999	161,818
Fair value of plan assets	-	-

The Corporation expects to contribute $6.4 million to the postretirement benefit plan in 2016 to fund current benefit payment requirements.

Benefit payments projected to be made on the postretirement health care benefit plan during the next ten years are presented in the following table.

(In thousands)
2016	$6,417
2017	6,739
2018	7,054
2019	7,357
2020	7,632
2021 - 2025	42,234

Savings plans

The Corporation also provides defined contribution savings plans pursuant to Section 1081.01(d) of the Puerto Rico Internal Revenue Code and Section 401(k) of the U.S. Internal Revenue Code, as applicable, for substantially all the employees of the Corporation. Investments in the plans are participant-directed, and employer matching contributions are determined based on the specific provisions of each plan. Employees are fully vested in the employer’s contribution after five years of service. Effective March 20, 2009, the savings plans were amended to suspend the employer matching contribution to the plan. This matching contribution was restored on April 2013. The cost of providing these benefits in the year ended December 31, 2015 was $6.4 million (2014 - $5.0 million).

The plans held 1,979,558 (2014 – 1,820,318) shares of common stock of the Corporation with a market value of approximately $56.1 million at December 31, 2015 (2014 - $62.0 million).